KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

No Load Class

Supplement dated July 16, 2010,
to the Prospectus dated April 30, 2010

Effective immediately, Brennan Investment Partners, LLC, (“Brennan”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (“Portfolio”).  The Portfolio will continue to be advised by Kinetics Asset Management, Inc.

All references to Brennan, “Sub-Adviser” as it pertains to the Portfolio and Fund, and Mr. William S. Brennan are hereby deleted from the Prospectus.

The sub-sections on pages 40 and 41 of the Prospectus entitled “Investment Sub-Adviser” and “Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

The Water Infrastructure Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Kingsley as the lead co-portfolio managers.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	<1
Murray Stahl	Director of Research	<1
David Kingsley	Portfolio Manager	<1
James Davolos	Portfolio Manager	<1

In addition, the sub-section on page 76 entitled “Investment Professional for Brennan” is deleted in its entirety and is replaced with the following:

The lead co-portfolio managers of the Water Infrastructure Portfolio are Mr. Doyle, Mr. Stahl and Mr. Kingsley, who have managed the Portfolio since 2010.  Mr. Davolos has been a member of the Water Infrastructure Portfolio’s investment team since 2010.  Each team member also serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Stahl and Mr. Kingsley.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

Advisor Class

Supplement dated July 16, 2010,
to the Prospectus dated April 30, 2010

Effective immediately, Brennan Investment Partners, LLC, (“Brennan”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (“Portfolio”).  The Portfolio will continue to be advised by Kinetics Asset Management, Inc.

All references to Brennan, “Sub-Adviser” as it pertains to the Portfolio and Fund, and Mr. William S. Brennan are hereby deleted from the Prospectus.

The sub-sections on page 45 of the Prospectus entitled “Investment Sub-Adviser” and “Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

The Water Infrastructure Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Kingsley as the lead co-portfolio managers.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	<1
Murray Stahl	Director of Research	<1
David Kingsley	Portfolio Manager	<1
James Davolos	Portfolio Manager	<1

In addition, the sub-section on page 81 entitled “Investment Professional for Brennan” is deleted in its entirety and is replaced with the following:

The lead co-portfolio managers of the Water Infrastructure Portfolio are Mr. Doyle, Mr. Stahl and Mr. Kingsley, who have managed the Portfolio since 2010.  Mr. Davolos has been a member of the Water Infrastructure Portfolio’s investment team since 2010.  Each team member also serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Stahl and Mr. Kingsley.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

Institutional Class

Supplement dated July 16, 2010,
to the Prospectus dated April 30, 2010

Effective immediately, Brennan Investment Partners, LLC, (“Brennan”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (“Portfolio”).  The Portfolio will continue to be advised by Kinetics Asset Management, Inc.

All references to Brennan, “Sub-Adviser” as it pertains to the Portfolio and Fund, and Mr. William S. Brennan are hereby deleted from the Prospectus.

The sub-sections on pages 41 and 42 of the Prospectus entitled “Investment Sub-Adviser” and “Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

The Water Infrastructure Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Kingsley as the lead co-portfolio managers.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	<1
Murray Stahl	Director of Research	<1
David Kingsley	Portfolio Manager	<1
James Davolos	Portfolio Manager	<1

In addition, the sub-section on page 77 entitled “Investment Professional for Brennan” is deleted in its entirety and is replaced with the following:

The lead co-portfolio managers of the Water Infrastructure Portfolio are Mr. Doyle, Mr. Stahl and Mr. Kingsley, who have managed the Portfolio since 2010.  Mr. Davolos has been a member of the Water Infrastructure Portfolio’s investment team since 2010.  Each team member also serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Stahl and Mr. Kingsley.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

No Load, Institutional, and Advisor Classes

Supplement dated July 16, 2010,
to the Statement of Additional Information (“SAI”) dated April 30, 2010

Effective immediately, Brennan Investment Partners, LLC, (“Brennan”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio.  The Water Infrastructure Portfolio will continue to be advised by Kinetics Asset Management, Inc.  Mr. Doyle, Mr. Stahl and Mr. Kingsley will serve as the lead co-portfolio managers, and Mr. Davolos as a member of the investment team, of the Water Infrastructure Portfolio.

All references to Brennan and Mr. William S. Brennan are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE